Nasdaq-100 Index Fund Expense Example - Nasdaq-100 Index Fund - None	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 43
Expense Example, with Redemption, 3 Years	152
Expense Example, with Redemption, 5 Years	272
Expense Example, with Redemption, 10 Years	$ 621